DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivative instruments

December 31, 2014
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not qualified for hedge accounting:
Foreign currency forward contracts	1,849,448	487,780

December 31, 2015
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not qualified for hedge accounting:
Foreign currency forward contracts	1,370,504	2,282,725

Schedule of amounts related to derivative instruments affecting the Company's consolidated statements of operations

	Amount of gain on
	Derivatives
	Recognized in Income			Location of gain
	Year Ended December 31			Recognized in
Derivative Type	2013	2014	2015	Income on Derivatives
	$	$	$
Derivatives not qualified for hedging accounting:
Foreign currency forward contracts	2,180,418	3,422,052	4,064,972	Derivatives gain